GOODWILL AND INTANGIBLE ASSETS, NET- Schedule of other intangible assets, net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 398.5	$ 317.6
Accumulated amortization:	184.3	116.2
Intangible assets, net:	$ 214.2	201.4
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 294.3	230.5
Accumulated amortization:	95.6	63.1
Intangible assets, net:	$ 198.7	167.4
Core Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7 years
Core Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 7.8	7.5
Accumulated amortization:	7.5	7.1
Intangible assets, net:	$ 0.3	0.4
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 96.4	79.6
Accumulated amortization:	81.2	46.0
Intangible assets, net:	$ 15.2	$ 33.6
Customer relationship | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Customer relationship | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years